Acquisition	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
Note 5 – Acquisition

On February 29, 2012, EcoSquid Acquisition, Inc. (“Acquisition Corp”), an entity owned predominantly by affiliates of usell, acquired Fort Knox Recycling, LLC, doing business as EcoSquid.  The purchase price was $500,000 in cash. EcoSquid owned the intellectual property that we licensed in order to implement our comparison technology platform. EcoSquid had revenue and losses during 2011 that were immaterial relative to ours for the same period.  Aside from this transaction, Acquisition Corp. had no other assets, liabilities, revenues or expenses.

On April 24, 2012, we acquired 100% of Acquisition Corp. by issuing 350,000 shares of Series D preferred stock to the Acquisition Corp shareholders including 90,000 shares each to our then Chief Executive Officer, Chief Financial Officer, and Chief Operating Officer, and 25,000 shares each to our Co-Chairman and another usell shareholder.

We valued the transaction at $500,000, based on the amount of cash paid by Acquisition Corp. for the acquisition of EcoSquid. We ascribed the full $500,000 to the comparison technology platform. We used the acquisition method of accounting in connection with the acquisition of Acquisition Corp. Accordingly, we recorded the comparison technology platform as software, valued at $500,000, in intangible assets  on our consolidated balance sheets.

We incurred $30,924 in legal expenses pertaining to this acquisition during the first quarter of 2012, which is included in our general and administrative expense for that period.

As discussed above, Acquisition Corp had no revenue or expenses. Therefore the only difference between the actual results reported and any pro forma results, as if the transaction had occurred on January 1, 2012, would be the depreciation that would have been incurred on the comparison technology platform. The pro forma depreciation expense would not have a meaningful impact on the losses recognized in 2012. We therefore did not present any pro forma information pertaining to this acquisition. Management evaluated the acquisition and determined that it was not significant to our overall financial statements. Accordingly, an audit of Acquisition Corp. was not performed.